Inventory (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Disclosure Inventory Abstract
Schedule Of Inventories

	December 31,	December 31,
	2021	2020
Work in progress	$196,553	$—
Inventory, net	$196,553	$—

Schedule Of Inventories

	March 31,	December 31,
	2022	2021
	(Unaudited)
Work in progress	$445,977	$196,553
Inventory, net	$445,977	$196,553